Property and equipment, net - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, net		€ 8,210	€ 10,079
Software Development Costs
Property, Plant and Equipment [Line Items]
Property and equipment, adjustment		1,000
Accumulated depreciation, adjustment		600
Property and equipment, net		€ 4,200	€ 5,400
Asset impairment charges	€ 900